CENTAUR MUTUAL FUNDS TRUST

Southlake Town Square

1460 Main Street, Suite 234

Southlake, TX  76092

March 2, 2016

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Centaur Mutual Funds Trust (the “Trust”)

Registration Statement on Form N-1A

1933 Act File No. 333-117597

1940 Act File No. 811-21606

Dear Sir or Madam:

Transmitted herewith, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Centaur Total Return Fund, a series of the above-referenced Trust, effective February 28, 2016, does not differ from those contained in the Post-Effective Amendment No. 19 to the Trust’s Registration Statement, which was filed electronically via EDGAR on February 26, 2016.

Sincerely,

/s/ Vilma DeVooght
Vilma DeVooght
Secretary